Share-Based Incentives Class B rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	100,000,000
Shares outstanding, end of year	100,000,000	100,000,000
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	345,644	255,492
Granted	117,929	90,152
Purchased	18,875
Repurchased	(200,680)
Shares outstanding, end of year	281,768	345,644
Restricted Class B shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	161,810	71,658
Granted	117,929	90,152
Purchased	0
Repurchased	(100,407)
Shares outstanding, end of year	179,332	161,810
Unrestricted Class B shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	183,834	183,834
Granted	0	0
Purchased	18,875
Repurchased	(100,273)
Shares outstanding, end of year	102,436	183,834